Condensed Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Unrealized gain/loss on derivatives, income tax expense /(benefit)	$ 5	$ (16)	$ 7